Consolidated Statements of Cash Flows (Annual) - USD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
OPERATING ACTIVITIES
Net income	$ 1,469,660	$ 604,851
Adjustment to reconcile net income (loss) to net cash used in operating activities:
Stock-based compensation	680,611	356,252
Non-cash revenue from the receipt of equity	(2,319,532)	(1,538,980)
Provision for bad debts	60,325
Impairment of assets		185,952
Unrealized gain on equity securities	(2,571,494)	527,540
Changes in deferred taxes	613,000	(180,000)
Changes in non-cash working capital balances:
Accounts receivable	(1,417,257)	6,000
Contract receivable		15,000
Prepaid expenses	(35,913)
Accounts payable and accrued expenses	172,204	18,680
Deferred revenue	(34)	(15,055)
Accrued interest payable	85,248
Related party payable	12,314	16,156
Net cash used in operating activities	(3,250,868)	(3,604)
INVESTING ACTIVITIES
Proceeds from purchase of funding portal subsidiary	364,939
Investment in affiliate	(122,914)
Net cash provided by investing activities	242,025
FINANCING ACTIVITIES
Proceeds from SBA loans	4,271,600
Proceeds from stock subscriptions	1,199,996
Payment on related party note		(4,300)
Cash flow provided by (used in) financing activities	5,471,596	(4,300)
Net increase (decrease) in cash	2,462,753	(7,904)
Cash and cash equivalents, beginning of the period	11,206	19,110
Cash and cash equivalents, end of the period	2,473,959	11,206
Supplemental disclosure of cash flow information:
Cash paid for taxes	4,988
Cash paid for interest	2,067	2,723
Supplemental Non-Cash Investing and Financing Information:
Common stock issued as prepaid compensation	646,500
Common stock issued to purchase subsidiary	$ 11,331,248